Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Goodwill. A roll-forward of goodwill is as follows (see Note 5 for additional information about the Company's business acquisitions):

Balance as of December 31, 2009	$—
Goodwill arising from Nichols acquisition	3.1
Balance as of December 31, 2010	$3.1
Goodwill arising from Alexco acquisition	34.1
Balance as of December 31, 2011	$37.2

All of the Company's goodwill is included in the Fabricated Products segment.
Intangible Assets. Identifiable intangible assets at December 31, 2011 and December 31, 2010 are comprised of the following:

December 31, 2011:

	Weighted average Estimated useful life	Original cost	Accumulated amortization	Net book value
Customer relationships	25	$38.5	$(1.7)	$36.8
Backlog	2	0.8	(0.7)	0.1
Trademark and trade name	3	0.4	(0.1)	0.3
Total	24	$39.7	$(2.5)	$37.2

December 31, 2010:

	Weighted average Estimated useful life	Original cost	Accumulated amortization	Net book value
Customer relationships	20	$3.8	$(0.1)	$3.7
Backlog	3	0.5	(0.2)	0.3
Total	18	$4.3	$(0.3)	$4.0

The Company acquired $35.4 of intangible assets through the acquisition of Alexco in 2011 (see Note 5). Amortization expense relating to definite-lived intangible assets is recorded in the Fabricated Products segment. Such expense was $2.2 and $0.3 for 2011 and 2010, respectively. The expected amortization of intangible assets for the next five calendar years is as follows:

2012	$1.8
2013	1.7
2014	1.6
2015	1.6
2016	1.6
Thereafter	28.9
Total	$37.2